UNITED STATES
             SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C. 20549

                        FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):[   ]is a restatement.
                                 [   ]adds new holdings entries.

Institutional Investment Manger Filing this Report:

Name:    Beach Investment Counsel, Inc.
Address: 3 Radnor Corporate Center
         Suite 410
         Radnor, PA  19087

13F File Number:   28-7070

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Patricia A. Hino
Title: Operations and Compliance Manager
Phone: 610-225-1100
Signature, Place, and Date of Signing:

Patricia A. Hino     Radnor, PA        July 11, 1999

Report Type (Check only one.):

[X]       13F HOLDINGS REPORT.

[ ]       13F NOTICE.

[ ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                         FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Mangers:          0

Form 13F Information Table Entry Total:    72

Form 13F Information Table Value Total:    217,925,000


List of Other Included Managers:

None

                                             FORM 13F INFORMATION TABLE

                    TITLE OF                 VALUE    SHARES/  INVESTMENT   OTHER   VOTING AUTHORITY
NAME OF ISSUER       CLASS     CUSIP        (X$1000)  PRN AMT   DSCRETION  MANAGERS NONE
-------------------------------------------------------------------------------------------------------
ABBOTT LABS          COM      002824100      1,543     34000     SOLE                  34000
AC NEILSON           COM      004833109        756     25000     SOLE                  25000
AES CORP             COM      00130H105      2,084     35400     SOLE                  35400
ALLSTATE CORP        COM      020002101        333      9270     SOLE                   9270
AMEREN CORP          COM      023608102        356      9270     SOLE                   9270
AMERICAN GENERAL     COM      026351106        995     13200     SOLE                  13200
CORP
AMERICAN HOME        COM      026609107      1,377     24000     SOLE                 24000
PRODUCTS CORP
AMERICAN INTL GROUP  COM      026874107      2,715     23154     SOLE                 23154
AMERICAN NATIONAL    COM      028591105      1,461     20500     SOLE                 20500
INSURANCE CO. TEXAS
ANHEUSER BUSCH COS   COM      035229103      1,135     16000     SOLE                 16000
INC.
AUTOMATIC DATA       COM      053015103        880     20000     SOLE                 20000
PROCESS
BANK AMERICA         COM      06605F102      7,275    101509     SOLE                101509
BERKSHIRE HATHAWAY   COM      084670207          2         1     SOLE                     1
CLASS B
BP AMOCO PLC SPNOS   COM      055622104      1,005      9261     SOLE                  9261
ADR
BRISTOL MYERS SQUIBB COM      110122108      8,530    124440     SOLE                124440
CHESAPEAKE UTILITIES COM      165303108        416     22434     SOLE                 22434
CORP
CHEVRON CORPORATION  COM      166751107      4,791     50400     SOLE                 50400
CHARTER ONE FINANCIALCOM      160903100      4,722    171523     SOLE                171523
CILCORP INC          COM      171794100        866     13850     SOLE                 13850
CISCO SYSTEMS INC    COM      17275R102        544      8438     SOLE                  8438
CITIGROUP            COM      172967101      2,004     43650     SOLE                 43650
COCA COLA CO         COM      191216100      4,515     73042     SOLE                 73042
COLGATE PALMOLIVE    COM      194162103      1,568     15787     SOLE                 15787
COSTCO COMPANIES     COM      22160Q102      2,276     30700     SOLE                 30700
DANA CORP            COM      235811106        719     15610     SOLE                 15610
DILLARD INC CALSS A  COM      254067101        313      8900     SOLE                  8900
DU PONT EI DE        COM      263534109      1,988     29100     SOLE                 29100
NEMOURS
DUN & BRADSTREET     COM      264830100      2,944     84500     SOLE                 84500
CORP
EXXON CORP           COM      302290101        578      7500     SOLE                  7500
ESTE LAUDER          COM      518439104      4,843    103554     SOLE                103554
FIRST UNION CORP     COM      337358105      1,414     30000     SOLE                 30000
FPL GROUP INC        COM      302571104      3,146     57598     SOLE                 57598
GANNETT INC          COM      364730101        721     10100     SOLE                 10100
GENERAL ELECTRIC CO  COM      369604103     14,020    124069     SOLE                124069
GILLETTE CO          COM      375766102      6,097    146068     SOLE                146068
HEALTH MANAGEMENT    COM      421933102      1,693    146900     SOLE                146900
HEWLETT PACKARD CO   COM      428236103      1,995     19850     SOLE                 19850
IMS HEALTH INC       COM      449934108      6,508    208250     SOLE                208250
INTEL CORP           COM      458140100        476      8000     SOLE                  8000
IPALCO ENTERPRISES   COM      462613100        384     18108     SOLE                 18108
INC
JOHNSON & JOHNSON    COM      478160104      7,205     78341     SOLE                 78341
LILLY ELI & CO       COM      532457108        573      8000     SOLE                  8000
LUCENT TECHNOLOGIES  COM      549463107        399      5912     SOLE                  5912
MARRIOTT INTL        COM      571903202      6,870    184410     SOLE                184410
MERCK & CO INC       COM      589331107     20,577    279480     SOLE                279480
MINNESOTA MNG & MFG  COM      604059105      1,581     18180     SOLE                 18180
CO
MOBIL CORP           COM      607059102      8,018     81192     SOLE                 81192
MONSANTO CO          COM      611662107        791     20000     SOLE                 20000
MONTANA POWER CO     COM      612085100        571      8100     SOLE                  8100
MORGAN JP & CO INC   COM      616880100      1,822     12971     SOLE                 12971
NIELSON MEDIA        COM      653929307      1,185     40516     SOLE                 40516
RESEARCH
PEPSICO INC          COM      713448108      3,416    88300      SOLE                 88300
PFIZER INC           COM      717081103      3,593    36406      SOLE                 36406
PIMCO ADVISORS       COM      69338P102     14,122   473944      SOLE                473944
HOLDINGS
PNC BANK CORP        COM      693475105        242     4200      SOLE                  4200
PROCTER & GAMBLE CO  COM      742718109      4,902    55976      SOLE                 55976
PROVIDIAN            COM      744061102        420     4500      SOLE                  4500
RESOURCE AMERICA     COM      761195205        512    35000      SOLE                 35000
RELIANT ENERGY INC.  COM      75952J108        448    16200      SOLE                 1600
RH DONNELLY          COM      74955W307        322    16470      SOLE                 16470
SBC COMMUNICATIONS   COM      78387G103        540     9316      SOLE                  9316
SCHERING PLOUGH CORP COM      806605101      1,752    33372      SOLE                 33372
SCHLUMBERGER LTD     COM      806857108      4,670    73334      SOLE                 73334
SERVICE MASTER       COM      81760N109     18,790   102500      SOLE                102500
SUNTRUST BANKS INC   COM      867914103      6,316    91625      SOLE                 91625
TEXACO INC           COM      881694103      1,957    31368      SOLE                 31368
TEXAS UTILITIES CO   COM      882848104      1,552    37464      SOLE                 37464
UNITED TECHNOLOGIES  COM      913017109      1,066    14800      SOLE                 14800
CORP
XEROX CORP           COM      984121103      2,073    35100      SOLE                 35100